Derivative Financial Instruments and Off-balance sheet Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of volume and fair value positions of derivative instruments and reporting location in the condensed consolidated statement of financial position
The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2020. None of these derivatives are designated as accounting hedging instruments.

($ in thousands, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Interest rate contracts
Interest rate cap agreements	Other investments	$13,100	n/a	$23	$23	$—
Equity and index contracts
Options	Other investments	n/a	132	8,000	8,000	$—
Foreign currency contracts
Foreign currency forwards	Other investments	3,513	n/a	(200)	17	(217)
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	n/a	1	313,900	313,900	—
Total asset derivatives		$16,613	133	$321,723	$321,940	$(217)

Liability derivatives
Equity and index contracts
Options	Other liabilities & accrued expenses	n/a	132	$(5,411)	$—	$(5,411)
Foreign currency contracts
Foreign currency forwards	Other liabilities & accrued expenses	11,071	n/a	250	430	(180)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	18,322	n/a	(423)	—	(423)
Guaranteed withdrawal benefits	Contractholder funds	14,146	n/a	(292)	—	(292)
Equity-indexed options in life product contracts	Contractholder funds	52,340	n/a	(19,478)	—	(19,478)
Total liability derivatives		95,879	132	(25,354)	$430	$(25,784)
Total derivatives		$112,492	265	$296,369
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(1)Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2019. None of these derivatives are designated as accounting hedging instruments.

($ in thousands, except number of contracts)		Volume
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Equity and index contracts
Options	Other investments	n/a	140	$5,232	$5,232	—
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	n/a	—	231,491	231,491	—
Total asset derivatives			140	$236,723	$236,723	$—

Liability derivatives
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	$13,400	n/a	$75	$75	$—
Equity and index contracts
Options	Other liabilities & accrued expenses	n/a	139	(2,832)	—	(2,832)
Futures	Other liabilities & accrued expenses	n/a	1	—	—	—
Foreign currency contracts
Foreign currency forwards	Other liabilities & accrued expenses	17,984	n/a	683	771	(88)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	23,629	n/a	(1,987)	—	(1,987)
Guaranteed withdrawal benefits	Contractholder funds	15,369	n/a	(427)	—	(427)
Equity-indexed options in life product contracts	Contractholder funds	43,855	n/a	(14,239)	—	(14,239)
Total liability derivatives		114,237	140	(18,727)	$846	$(19,573)
Total derivatives		$114,237	280	$217,996

Schedule of gross and net amounts about the Company's OTC derivatives subject to enforceable master netting arrangements
The following table provides gross and net amounts for the Company’s OTC derivatives, all of which are subject to enforceable master netting agreements.

($ in thousands)		Offsets
	Gross amount	Counter- party netting	Cash collateral (received) pledged	Net amount on balance sheet	Securities collateral (received) pledged	Net amount
December 31, 2020
Asset derivatives	$470	$(647)	$270	$93	$—	$93
Liability derivatives	(397)	647	(360)	(110)	—	(110)

December 31, 2019
Asset derivatives	$846	$(846)	$—	$—	$—	$—
Liability derivatives	(88)	846	(831)	(73)	—	(73)

Schedule of gains and losses from valuation, settlements, and hedge ineffectiveness, fair value hedges and derivatives not designated as hedges
The following tables present gains and losses from valuation and settlements reported on derivatives in the Statements of Operations and Comprehensive Income.

($ in thousands)	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total gain (loss) recognized in net income on derivatives
2020
Interest rate contracts	$(37)	$—	$—	$(37)
Equity and index contracts	(1)	—	845	844
Embedded derivative financial instruments	—	1,699	(5,239)	(3,540)
Foreign currency contracts	(304)	—	—	(304)
Other contracts - structured settlement annuity reinsurance agreement	100,754	—	—	100,754
Total	$100,412	$1,699	$(4,394)	$97,717

2019
Interest rate contracts	$(200)	$—	$—	$(200)
Equity and index contracts	1	—	1,987	1,988
Embedded derivative financial instruments	—	987	(3,711)	(2,724)
Foreign currency contracts	364	—	—	364
Other contracts - structured settlement annuity reinsurance agreement	58,922	—	—	58,922
Total	$59,087	$987	$(1,724)	$58,350

2018
Interest rate contracts	$65	$—	$—	$65
Equity and index contracts	—	—	(768)	(768)
Embedded derivative financial instruments	—	(326)	1,321	995
Foreign currency contracts	887	—	—	887
Other contracts - structured settlement annuity reinsurance agreement	(314)	—	—	(314)
Total	$638	$(326)	$553	$865

Summary of counterparty credit exposure by counterparty credit rating
The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in thousands)	2020				2019
Rating (1)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
A+	1	$8,341	$349	$—	2	$30,670	$770	$—
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(1)Allstate uses the lower of S&P’s or Moody’s long-term debt issuer ratings.
(2)Only OTC derivatives with a net positive fair value are included for each counterparty.

Summary of derivative instruments with credit features in a liability position, including fair value of assets and collateral netted against the liability
The following summarizes the fair value of derivative instruments with credit-risk-contingent features that are in a gross liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ in thousands)	2020	2019
Gross liability fair value of contracts containing credit-risk-contingent features	$101	$83
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(2)	(70)
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$99	$13

Schedule of contractual amounts of off-balance-sheet financial instruments
The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

($ in thousands)	2020	2019
Commitments to invest in limited partnership interests	$98,858	$127,515
Commitments to extend mortgage loans	—	13,000
Private placement commitments	21	15,000